Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

200 West Street

New York, NY 10282

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, Goldman Sachs & Co. LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Bank of America, N.A., JPMorgan Chase Bank, National Association and J.P. Morgan Securities LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by eighteen (18) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	1

exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of March 9, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	2019-CHL2 Accounting Tape Final.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	2

•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From February 27, 2019 through March 6, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	3

not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

March 6, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	4

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	5

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit A

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Number of Properties	Appraisal Report	None
2	Originator	Loan Agreement	None
3	Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	County	Appraisal Report	None
7	Zip Code	Appraisal Report	None
8	General Property Type	Appraisal Report	None
9	Detailed Property Type	Appraisal Report	None
10	Year Built	Appraisal Report	None
11	Year Renovated	Appraisal Report	None
12	Units, Pads, Rooms, Sq Ft	Underwriting File	None
13	Unit Description	Appraisal Report	None
14	Original Balance ($)	Loan Agreement	None
15	Allocated Loan Amount ($)	Loan Agreement	None
16	Pari Passu Split (Y/N)	Loan Agreement	None
17	Administrative Fee Rate (%)	Fee Schedule	None
18	Margin	Loan Agreement	None
19	Mortgage Loan Index	Loan Agreement	None
20	Float Rate Change Frequency (Mos)	Loan Agreement	None
21	LIBOR Floor	Loan Agreement	None
22	LIBOR Strike Cap	Interest Rate Cap Agreement	None
23	Libor Cap After Extension	Loan Agreement	None
24	Libor Cap Expiration	Interest Rate Cap Agreement	None
25	Libor Cap Counterparty	Interest Rate Cap Agreement	None
26	Libor cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	None
27	LIBOR Rounding Methodology	Loan Agreement	None
28	LIBOR Lookback Days	Loan Agreement	None
29	Extension Options (Yes/No)	Loan Agreement	None
30	Extension Options (num/mos)	Loan Agreement	None
31	Extension Spread Increase Description	Loan Agreement	None
32	First Extension Fee	Loan Agreement	None
33	Second Extension Fee	Loan Agreement	None
34	Third Extension Fee	Loan Agreement	None
35	Fourth Extension Fee	Loan Agreement	None
36	Fifth Extension Fee	Loan Agreement	None
37	Fully Extended Maturity Date	Loan Agreement	None
38	Fully Extended Amortization Term	Loan Agreement	None
39	Interest Accrual Method	Loan Agreement	None
40	Interest Accrual Period	Loan Agreement	None
41	Origination Date	Loan Agreement	None
42	First Due Date	Loan Agreement	None
43	Last IO Due Date	Loan Agreement	None
44	First P&I Due Date	Loan Agreement	None
45	Due Date	Loan Agreement	None
46	Grace Period- Late Fee	Loan Agreement	None
47	Grace Period- Default	Loan Agreement	None
48	Amortization Type	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	6

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit A

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
49	Maturity Date	Loan Agreement	None
50	Lockbox	Loan Agreement	None
51	Cash Management	Loan Agreement	None
52	Cash Management Triggers	Loan Agreement	None
53	DSCR at Trigger Level	Loan Agreement	None
54	Cross-Collateralized (Y/N)	Loan Agreement	None
55	Crossed Group	Loan Agreement	None
56	Lockout Period	Loan Agreement	None
57	Lockout Expiration Date	Loan Agreement	None
58	Prepayment Begin Date	Loan Agreement	None
59	Open Period Begin Date	Loan Agreement	None
60	Prepayment Type	Loan Agreement	None
61	Partially Prepayable without Penalty	Loan Agreement	None
62	Partially Prepayable without Penalty Description	Loan Agreement	None
63	Partial Collateral Release Description	Loan Agreement	None
64	Yield Maintenance Index	Loan Agreement	None
65	Yield Maintenance Discount	Loan Agreement	None
66	Yield Maintenance Margin	Loan Agreement	None
67	Yield Maintenance Calculation Method	Loan Agreement	None
68	Day of Month Prepayment Permitted	Loan Agreement	None
69	Due on Sale	Loan Agreement	None
70	Due on Encumbrance	Loan Agreement	None
71	B Note Original Amount	Loan Agreement	None
72	Name of Mezzanine Lender A	N/A*	None
73	Mezzanine Debt Original Amount A	N/A*	None
74	Mezzanine Debt Cut-Off Date Balance A	N/A*	None
75	Mezzanine Debt Interest Rate A	N/A*	None
76	Mezzanine Gross Margin A	N/A*	None
77	Mezzanine Debt Maturity Date A	N/A*	None
78	Other Subordinate Debt Balance	N/A*	None
79	Other Subordinate Debt Type	N/A*	None
80	Future Debt Allowed?	Loan Agreement	None
81	Mortgage Assumable?	Loan Agreement	None
82	Assumption Fee	Loan Agreement	None
83	Appraiser Designation	Appraisal Report	None
84	Appraisal FIRREA (Y/N)	Appraisal Report	None
85	Appraisal Date	Appraisal Report	None
86	Appraised Value ($)	Appraisal Report	None
87	As Completed Appraisal Date	Appraisal Report	None
88	As Completed Appraised Value ($)	Appraisal Report	None
89	Pallet Positions	Underwriting File	None
90	Occupancy (%)	Underwriting File	None
91	Occupancy Date	Underwriting File	None
92	Rent Steps Date	Underwriting File	None
93	Largest Tenant	Underwriting File	None
94	Largest Tenant Sq Ft	Underwriting File	None
95	Largest Tenant Lease Expiration	Underwriting File	None
96	Second Largest Tenant	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	7

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit A

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
97	Second Largest Tenant Sq Ft	Underwriting File	None
98	Second Largest Tenant Lease Expiration	Underwriting File	None
99	Third Largest Tenant	Underwriting File	None
100	Third Largest Tenant Sq Ft	Underwriting File	None
101	Third Largest Tenant Lease Expiration	Underwriting File	None
102	Fourth Largest Tenant	Underwriting File	None
103	Fourth Largest Tenant Sq Ft	Underwriting File	None
104	Fourth Largest Tenant Lease Expiration	Underwriting File	None
105	Fifth Largest Tenant	Underwriting File	None
106	Fifth Largest Tenant Sq Ft	Underwriting File	None
107	Fifth Largest Tenant Lease Expiration	Underwriting File	None
108	Single Tenant (Y/N)	Underwriting File	None
109	Engineering Report Date	Engineering Report	None
110	Environmental Phase I Report Date	Environmental Report	None
111	Environmental Phase II	Environmental Report	None
112	Environmental Phase II Report Date	Environmental Report	None
113	PML or SEL (%)	Seismic Report	None
114	Seismic Report Date	Seismic Report	None
115	Earthquake Insurance Required	Loan Agreement	None
116	Terrorism Insurance Required	Loan Agreement	None
117	Environmental Insurance Required (Y/N)	Loan Agreement	None
118	Blanket Insurance Policy (Yes/No)	Insurance Summary	None
119	Lien Position	Title Policy	None
120	Ownership Interest	Title Policy	None
121	Condominium Present?	Loan Agreement	None
122	Ground Lease Y/N	Ground Lease	None
123	Annual Ground Lease Payment ($)	Ground Lease	None
124	Ground Lease Expiration Date	Ground Lease	None
125	Ground Lease Extension (Y/N)	Ground Lease	None
126	# of Ground Lease Extension Options	Ground Lease	None
127	Ground Lease Expiration Date after all Extensions	Ground Lease	None
128	2015 EGI Date	Underwriting File	None
129	2015 EGI	Underwriting File	$1.00
130	2015 Expenses	Underwriting File	$1.00
131	2015 NOI	Underwriting File	$1.00
132	2015 NCF	Underwriting File	$1.00
133	2016 EGI Date	Underwriting File	None
134	2016 EGI	Underwriting File	$1.00
135	2016 Expenses	Underwriting File	$1.00
136	2016 NOI	Underwriting File	$1.00
137	2016 NCF	Underwriting File	$1.00
138	2017 EGI Date	Underwriting File	None
139	2017 EGI	Underwriting File	$1.00
140	2017 Expenses	Underwriting File	$1.00
141	2017 NOI	Underwriting File	$1.00
142	2017 NCF	Underwriting File	$1.00
143	Most Recent Date (if past 2017)	Underwriting File	None
144	Most Recent # of months	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	8

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit A

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
145	Most Recent Description	Underwriting File	None
146	Most Recent EGI (if past 2017) ($)	Underwriting File	$1.00
147	Most Recent Expenses (if past 2017) ($)	Underwriting File	$1.00
148	Most Recent NOI (if past 2017) ($)	Underwriting File	$1.00
149	Most Recent NCF (if past 2017) ($)	Underwriting File	$1.00
150	Underwritten EGI ($)	Underwriting File	$1.00
151	Underwritten Expenses ($)	Underwriting File	$1.00
152	Underwritten Net Operating Income ($)	Underwriting File	$1.00
153	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
154	Underwritten TI / LC ($)	Underwriting File	$1.00
155	Underwritten Other Reserve ($)	Underwriting File	$1.00
156	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
157	Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement	None
158	Ongoing RE Tax Reserve ($)	Loan Agreement, Closing Statement	None
159	Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement	None
160	Ongoing Insurance Reserve ($)	Loan Agreement, Closing Statement	None
161	Upfront Replacement Reserve ($)	Loan Agreement, Closing Statement	None
162	Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement	None
163	Replacement Reserve Caps ($)	Loan Agreement, Closing Statement	None
164	Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement	None
165	Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement	None
166	TI/LC Caps ($)	Loan Agreement, Closing Statement	None
167	Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement	None
168	Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement	None
169	Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	None
170	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	None
171	Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement	None
172	Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement	None
173	Upfront Other Reserve ($)	Loan Agreement, Closing Statement	None
174	Ongoing Other Reserve ($)	Loan Agreement, Closing Statement	None
175	Other Reserve Description	Loan Agreement	None
176	Letter of Credit?	Loan Agreement	None
177	Letter of Credit Balance	Loan Agreement	None
178	Letter of Credit Description	Loan Agreement	None
179	Release Provisions (Y/N)	Loan Agreement	None
180	Loan Purpose	Closing Statement	None
181	Borrower Name	Loan Agreement	None
182	Tenant In Common (Yes/No)?	Loan Agreement	None
183	Sponsor	Loan Agreement	None
184	Carve-out Guarantor	Guaranty Agreement	None
185	Recourse	Loan Agreement	None
186	Related Group	Loan Agreement	None
187	Single Purpose Borrower (Y/N)	Loan Agreement	None
188	Property Manager	Property Management Agreement	None
189	Prior Securitizations	Trepp	None
190	Exit Fee	Loan Agreement	None
191	Refrigerated Cubic Feet	Underwriting File	None
192	Clear Ceiling Height Feet	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	9

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit A

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
193	# Dock Doors	Appraisal Report	None
194	Office / Support SF	Appraisal Report	None
195	Customer #1	Underwriting File	None
196	Customer #2	Underwriting File	None
197	Customer #3	Underwriting File	None
* - This field is not applicable, therefore we were instructed by the Company to not perform any procedures on this Specified Attribute. The associated field is not populated in the Final Data File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	10

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit B

Recalculated Attributes

#	Specified Attribute	Calculation	Tolerance Levels
1	Loan Per Unit ($)	Computation in which the respective loan's Original Balance ($) was divided by the Units, Pads, Rooms, Sq Ft.	None
2	Cut-off Date Balance ($)	The loan is interest only, the value has been set equal to Original Balance ($).	None
3	% of Initial Pool Balance	Computation in which the respective loan’s Cut-off Date Balance ($) was divided by the aggregate Cut-off Date Balance.	None
4	Mortgage Loan Rate (%)	Computation in which the Assumed LIBOR and the Margin were summed.	None
5	Trust Interest Rate (At LIBOR Cap)	Computation in which the LIBOR Strike Cap and the Margin were summed.	None
6	Trust Annual Debt Service at LIBOR Cap	Computation in which the Original Balance ($) was multiplied by the Trust Interest Rate (At LIBOR Cap), and then multiplied by the Interest Accrual Method.	None
7	NCF DSCR at LIBOR cap	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service at LIBOR Cap.	None
8	Fully Extended Original Term	Computation in which the number of monthly payments occurring between, and including, the respective loan's First Due Date and the corresponding Fully Extended Maturity Date, were counted.	None
9	Fully Extended Remaining Term	Computation in which the Seasoning was subtracted from the Fully Extended Original Term.	None
10	Trust Monthly Payment	Computation in which the Original Balance ($) was multiplied by the Mortgage Loan Rate (%), and then multiplied by the Interest Accrual Method, and divided by 12.	None
11	Trust Annual Debt Service	Computation in which the Trust Monthly Payment was multiplied by 12.	None
12	Original Interest-Only Period (Mos.)	Computation in which the number of payments between, and including, the First Due Date and the Last IO Due Date, were counted.	None
13	Remaining Interest-Only Period (Mos.)	Computation in which the Seasoning was subtracted from Original Interest-Only Period (Mos.).	None
14	Original Term To Maturity (Mos.)	Computation in which the number of payments between, and including, the First Due Date and Maturity Date, were counted.	None
15	Remaining Term To Maturity (Mos.)	Computation in which the Seasoning was subtracted from the Original Term to Maturity (Mos.).	None
16	Original Amortization Term (Mos.)	As the Loan is interest only, the value has been set to “0”.	None
17	Remaining Amortization Term (Mos.)	As the Loan is interest only, the value has been set to “0”.	None
18	Seasoning	Computation in which the number of monthly payments occurring between, and including, the First Due Date and the Cut-off Date, were counted.	None
19	Balloon Balance ($)	As the loan is interest only, the value has been set equal to the Original Balance ($).	None
20	Prepayment End Date	Computation in which one day is subtracted from the Open Period Begin Date.	None
21	Open Period (Payments)	Computation in which the payment between, and including, the Open Period Begin Date and the Maturity Date were counted.	None
22	Prepayment Provision	Computation in which the number of monthly payments during the spread maintenance period, as stated in the Loan Agreement, and the Open Period (Payments), were counted.	None
23	B Note Cut-Off Date Balance	N/A*	None
24	B Note Balloon Balance	N/A*	None
25	B Note Margin	N/A*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	11

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit B

Recalculated Attributes

#	Specified Attribute	Calculation	Tolerance Levels
26	B Note Interest Rate	N/A*	None
27	B Note Annual Payment	N/A*	None
28	Whole Loan Original Balance	N/A*	None
29	Whole Loan Cut-Off Date Balance	N/A*	None
30	Whole Loan Balloon Balance	N/A*	None
31	Whole Loan Interest Rate	N/A*	None
32	Whole Loan Margin	N/A*	None
33	Whole Loan Annual Payment	N/A*	None
34	Whole Loan Monthly Debt Service	N/A*	None
35	Whole Loan LTV	N/A*	None
36	Maturity Whole Loan LTV	N/A*	None
37	Whole Loan NOI DSCR	N/A*	None
38	Whole Loan NCF DSCR	N/A*	None
39	Whole Loan NOI Debt Yield	N/A*	None
40	Whole Loan NCF Debt Yield	N/A*	None
41	Whole Loan NOI DSCR at LIBOR Cap	N/A*	None
42	Whole Loan NCF DSCR at LIBOR Cap	N/A*	None
43	Total Loan Original Balance	N/A*	None
44	Total Loan Cut-Off Date Balance	N/A*	None
45	Total Debt Margin	N/A*	None
46	Total Loan Interest Rate	N/A*	None
47	Total Loan Annual Payment	N/A*	None
48	Total Loan Monthly Debt Service	N/A*	None
49	Total Loan LTV	N/A*	None
50	Maturity Total Debt LTV	N/A*	None
51	Total Loan NOI DSCR	N/A*	None
52	Total Loan NCF DSCR	N/A*	None
53	Total Debt Loan NOI Debt Yield	N/A*	None
54	Total Debt Loan NCF Debt Yield	N/A*	None
55	Total Debt NOI DSCR at LIBOR Cap	N/A*	None
56	Total Debt NCF DSCR at LIBOR Cap	N/A*	None
57	Cut-off Date LTV Ratio (%)	Computation in which the Cut-off Date Balance ($) is divided by the sum of the Appraised Value ($) and the expansion reserve of $30,000,000.	None
58	LTV Ratio at Maturity (%)	Computation in which the Balloon Balance ($) is divided by the As Completed Appraised Value ($).	None
59	Underwritten NOI DSCR (x)	Computation in which the respective loan's Underwritten Net Operating Income ($) was divided by the corresponding Trust Annual Debt Service.	None
60	Underwritten NOI Debt Yield	Computation in which the respective loan's Underwritten Net Operating Income ($) was divided by the corresponding Cut-off Date Balance ($).	None
61	Underwritten NCF DSCR (x)	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service.	None
62	Underwritten NCF Debt Yield	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Cut-off Date Balance ($).	None
* - This field is not applicable, therefore we were instructed by the Company to not perform any procedures on this Specified Attribute. The associated field is not populated in the Final Data File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	12

Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage Pass-Through Certificates, Series 2019-CHL2	Exhibit C

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	Control Number
2	Loan Number
3	Loan / Property Flag
4	Mortgage Loan Seller
5	Property Name
6	Assumed LIBOR

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	13